FINANCE LEASE RECEIVABLES	12 Months Ended
Dec. 31, 2018
Disclosure of maturity analysis of finance lease payments receivable [text block] [Abstract]
Disclosure of maturity analysis of finance lease payments receivable [text block]

NOTE 19: FINANCE LEASE RECEIVABLES

The Group’s finance lease receivables are classified as loans and advances to customers and accounted for at amortised cost. The balance is analysed as follows:

	2018 £m	2017 £m
Gross investment in finance leases, receivable:
Not later than 1 year	458	680
Later than 1 year and not later than 5 years	1,351	1,106
Later than 5 years	1,104	1,053
	2,913	2,839
Unearned future finance income on finance leases	(1,068)	(692)
Rentals received in advance	(23)	(53)
Net investment in finance leases	1,822	2,094

The net investment in finance leases represents amounts recoverable as follows:

	2018 £m	2017 £m
Not later than 1 year	152	546
Later than 1 year and not later than 5 years	679	887
Later than 5 years	991	661
Net investment in finance leases	1,822	2,094

Equipment leased to customers under finance leases primarily relates to structured financing transactions to fund the purchase of aircraft, ships and other large individual value items. During 2017 and 2018 no contingent rentals in respect of finance leases were recognised in the income statement. There was an allowance for uncollectable finance lease receivables included in the allowance for impairment losses of £1 million (2017: £nil).